Intangible Assets,Goodwill and Other Long Term Assets (Details) - Schedule of amortization expenses of intangible assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of amortization expenses of intangible assets [Abstract]
Cost of Goods sold	$ 574
Selling and marketing expenses	265
Total amortization expenses	$ 839